Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
At cost:
Property and equipment, gross	¥ 3,559,257	$ 22,593	¥ 3,223,064
Accumulated depreciation	(2,239,373)	(14,215)	(1,156,051)
Property and equipment, net	1,319,884	8,378	2,067,013
Office equipment [Member]
At cost:
Property and equipment, gross	¥ 3,559,257	$ 22,593	¥ 3,223,064